Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Disclosure of Changes in Provisions

(in thousands of euros)	As of January 1, 2023	Increases	Decreases(1)	Currency translation	As of December 31, 2023
Lump-sum retirement benefits	270	53	—	—	323
Non-current provisions	270	53	—	—	323
Provisions for disputes	177	383	(46)	(8)	506
Provisions for charges	150	104	—	—	253
Current provisions	327	487	(46)	(8)	760
Total provisions	597	540	(46)	(8)	1,083

(in thousands of euros)	As of January 1, 2022	Increases	Decreases(1)	Currency translation	As of December 31, 2022
Lump-sum retirement benefits	318	—	(48)	—	270
Non-current provisions	318	—	(48)	—	270
Provisions for disputes	94	80	—	—	177
Provisions for charges	16	150	(16)	—	150
Current provisions	110	230	(16)	—	327
Total provisions	428	230	(64)	—	597
(1)See Statement of consolidated cash flows and Note 16.4 for the nature of these decreases

Disclosure of Commitments for Retirement Benefits
Commitments for retirement benefits

	As of December 31,
(in thousands of euros)	2023	2022	2021
Provision as of beginning of period	270	318	414
Cost of services	65	75	84
Interests / discounting costs	10	3	1
Expense for the period	75	78	85
Gains or losses related to experience	(13)	(29)	(133)
Gains or losses related to change in demographic assumptions	(30)	5	(5)
Gains or losses related to change in financial assumptions	21	(102)	(43)
Actuarial gains or losses recognized in other comprehensive income	(22)	(126)	(182)
Provision as of end of period	323	270	318

Disclosure of Assumptions used to Measure Retirement Benefits
The assumptions used to measure lump-sum retirement benefits are as follows:

As of December 31,
Measurement date	2023	2022	2021
Retirement assumptions	Management: Age 66 Non-management: Age 64	Management: Age 66 Non-management: Age 64	Management: Age 66 Non-management: Age 64
Social security contribution rate	45%	44%	42%
Discount rate	3.30%	3.69%	0.98%
Mortality tables	Regulatory table INSEE 2017 - 2019	Regulatory table INSEE 2016 - 2018	Regulatory table INSEE 2015 -2017
Salary increase rate (including inflation)	Executive: 4% Non-Executive: 3.5%	Executive: 4% Non-Executive: 3.5%	Executive: 3% Non-Executive: 2.5%
Staff turnover	Constant average rate of 8.4%	Constant average rate of 5.86%	Constant average rate of 5.86%
Duration	20 years	20 years	20 years

Disclosure of Sensitivity Analysis for Actuarial Assumptions	The sensitivity to the discount rate and to the salary growth is as follows:

Discount rate	3.05%	3.30%	3.55%
Defined Benefit Obligation as of December 31, 2023 (in thousands of euros)	337	323	309